Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Class A [Member]
Numerator:
Allocation of net income, as adjusted	$ 2,618,442	$ 4,816,896
Denominator:
Basic and diluted weighted average stock outstanding	34,500,000	16,100,000
Basic and diluted net income per common share	$ 0.08	$ 0.3
Class B [Member]
Numerator:
Allocation of net income, as adjusted	$ 654,610	$ 2,400,968
Denominator:
Basic and diluted weighted average stock outstanding	8,625,000	8,025,000
Basic and diluted net income per common share	$ 0.08	$ 0.3